Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

Note 1 – Organization and Business

VETANOVA INC (“the Company) is in the business of building and operating sustainable photovoltaic (“PV”) solar powered, state of the art, greenhouse facilities which grow high value greenhouse produce.

As its initial development project, the Company expects to purchase, develop and operate four adjoining parcels of approximately 39 acres each, totaling approximately 157 acres in rural Pueblo County, Colorado (“Pueblo Complex”). The Pueblo Complex is currently majority owned by VitaNova Partners, LLC (“VitaNova”). The Pueblo Complex has an existing greenhouse facility consisting of 90,000 sq ft of growing space and 15,000 sq ft of warehouse space, another partially built greenhouse and two parcels of vacant land.

In 2020, VitaNova began acquiring and now owns or controls a supermajority of the preferred or controlling equity interests of the four parcels in the Pueblo Complex. The Pueblo Complex was significantly underpowered with only 300KVA of electrical power and no natural gas available. The lack of power made the initial greenhouse facility unsuitable for its intended purpose. Since acquiring control VitaNova has installed 1500KVA electrical service and is retrofitting the existing greenhouse with electrical environmental equipment that can be solar powered.

The Company received preliminary approval from C-PACE, a Colorado specialized solar financing program developed by federal, state and county governments. The Company is in the process of developing engineering necessary to complete the C-Pace financing application.

The Company recently completed a private placement and raised $556,129 by issuing 55,612,900 common shares along with 55,612,900 2-year warrants exercisable at $0.20 per share. VitaNova and John McKowen (“McKowen”) are considered affiliates and control entities of the Company. The Company currently has no independent directors. Both VitaNova and the Company have a common board member, Mr. McKowen. The Company expects to appoint independent directors after the purchase of Directors and Officers insurance.

On July 5, 2018, Mr. McKowen purchased a control block of 440,000 common shares of the acquired shell and appointed himself as its sole board member and Chief Executive Officer. On July 17, 2020, Mr. McKowen transferred the control block to VitaNova and began restructuring the Company. The Company currently is a non-reporting publicly traded shell on OTC Market Pink Sheets, symbol VTNA. As part of the restructuring, the Company issued 55,612,837 common shares to VitaNova and 29,369,230 common shares to Mr. McKowen, which is proportional to Mr. McKowen’s ownership of VitaNova.

Mr. McKowen was also issued 58,738,460 shares that are subject to repurchase by the Company for a price of $0.0001 per share, of which 29,369,230 shares will be released from repurchase if warrants issued in Company’s recent private placement are exercised to acquire at least 42,140,266 shares of Common Stock; and 29,369,230 shares will be released from repurchase if, prior to December 31, 2022, the Company completes a “sale lease back” of a solar powered property and receives gross proceeds of a least $6,000,000 from the sale. For purposes of federal securities laws, Mr. McKowen is deemed to beneficially own 56,052,837 shares purchased by VitaNova because of his ability to control VitaNova, as an officer and member of VitaNova.

On February 1, 2021, the Company filed a registration statement Form 10 to voluntarily register common stock, par value $0.0001per share of the Company, pursuant to Section 12(g) of the Securities Exchange Act of 1934, or the Exchange Act. The Company believes that when the Form 10 becomes effective, 60 days after the Form 10 filing, it will no longer be a shell company

Note 1 – Organization and Business

VETANOVA INC (“the Company) is in the business of building and operating sustainable photovoltaic (“PV”) solar powered, state of the art, greenhouse facilities which grow high value greenhouse produce.

As its initial development project, the Company expects to purchase, develop and operate four adjoining parcels of approximately 39 acres each, totaling approximately 157 acres in rural Pueblo County, Colorado (“Pueblo Complex”). The Pueblo Complex is currently majority owned by VitaNova Partners, LLC (“VitaNova”). The Pueblo Complex has an existing greenhouse facility consisting of 90,000 sq ft of growing space and 15,000 sq ft of warehouse space, another partially built greenhouse and two parcels of vacant land.

In 2020, VitaNova began acquiring and now owns or controls a supermajority of the preferred or controlling equity interests of the four parcels in the Pueblo Complex. The Pueblo Complex was significantly underpowered with only 300KVA of electrical power and no natural gas available. The lack of power made the initial greenhouse facility unsuitable for its intended purpose. Since acquiring control VitaNova has installed 1500KVA electrical service and is retrofitting the existing greenhouse with electrical environmental equipment that can be solar powered.

The Company received preliminary approval from C-PACE, a Colorado specialized solar financing program developed by federal, state and county governments. The Company is in the process of developing engineering necessary to complete the C-Pace financing application.

The Company recently completed a private placement and raised $556,129 by issuing 55,612,900 common shares along with 55,612,900 2-year warrants exercisable at $0.20 per share. VitaNova and John McKowen (“McKowen”) are considered affiliates and control entities of the Company. The Company currently has no independent directors. Both VitaNova and the Company have a common board member, Mr. McKowen. The Company expects to appoint independent directors after the purchase of Directors and Officers insurance.

On July 5, 2018, Mr. McKowen purchased a control block of 440,000 common shares of the acquired shell and appointed himself as its sole board member and Chief Executive Officer. On July 17, 2020, Mr. McKowen transferred the control block to VitaNova and began restructuring the Company. The Company currently is a non-reporting publicly traded shell on OTC Market Pink Sheets, symbol VTNA. As part of the restructuring, the Company issued 55,612,837 common shares to VitaNova and 29,369,230 common shares to Mr. McKowen, which is proportional to Mr. McKowen’s ownership of VitaNova.

Mr. McKowen was also issued 58,738,460 shares that are subject to repurchase by the Company for a price of $0.0001 per share, of which 29,369,230 shares will be released from repurchase if warrants issued in Company’s recent private placement are exercised to acquire at least 42,140,266 shares of Common Stock; and 29,369,230 shares will be released from repurchase if, prior to December 31, 2022, the Company completes a “sale lease back” of a solar powered property and receives gross proceeds of a least $6,000,000 from the sale. For purposes of federal securities laws, Mr. McKowen is deemed to beneficially own 56,052,837 shares purchased by VitaNova because of his ability to control VitaNova, as an officer and member of VitaNova.

On February 1, 2021, the Company filed a registration statement Form 10 to voluntarily register common stock, par value $0.0001per share of the Company, pursuant to Section 12(g) of the Securities Exchange Act of 1934, or the Exchange Act. The Company believes that when the Form 10 becomes effective, 60 days after the Form 10 filing, it will no longer be a shell company